Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Loans And Account Receivable At Fair Value Through Other Comprehensive Income [Abstract]
Schedule of gross carrying amount
	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2021	70,685	-	-	70,685
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	36,428	-	-	36,428
Write-off	-	-	-	-
FX and other adjustments	(7,470)	-	-	(7,470)
At December 31, 2021	99,643	-	-	99,643

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2021	1,354	-	-	1,354
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	(1,086)	-	-	(1,086)
Write-off	-	-	-	-
FX and other adjustments	-	-	-	-
At December 31, 2021	268	-	-	268

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2020	66,166	-	-	66,166
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	3,857	-	-	3,857
Write-off	-	-	-	-
FX and other adjustments	662	-	-	662
At December 31, 2020	70,685	-	-	70,685

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2020	101	-	-	101
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	1,252	-	-	1,252
Write-off	-	-	-	-
FX and other adjustments	1	-	-	1
At December 31, 2020	1,354	-	-	1,354